REVENUE AND EXPENSES (Details 6) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	€ (252)	€ (305)
Weight average number of shares outstanding:
Basic	45,467,217	45,467,217
Diluted	45,467,217	45,467,217
Basic earnings per share (euros)	€ (0.006)	€ (0.007)
Diluted earnings per share (euros)	€ (0.006)	€ (0.007)